Interim Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Ordinary shares		Share Premium	Available for sale reserve	Capital reserve due to actuarial losses	Accumulated deficit	Reserve from financial assets measured at FVTOCI	Total
Balance at Dec. 31, 2019	$ 92		$ 238,992	$ 4	$ (541)	$ (203,564)	$ 4	$ 34,983
Balance (in Shares) at Dec. 31, 2019	33,670,926
Net loss						(25,657)		(25,657)
Other comprehensive loss				(4)				(4)
Total comprehensive loss				(4)		(25,657)		(25,661)
Exercise of options	$ 1		146					147
Exercise of options (in Shares)	467,557
Issuance of ordinary shares in a secondary offering, net of issuance expenses of $1,000	$ 44		63,816					63,860
Issuance of ordinary shares in a secondary offering, net of issuance expenses of $1,000 (in Shares)	15,333,334
Share-based compensation			1,221					1,221
Balance at Jun. 30, 2020	$ 137		304,175		(541)	(229,221)		74,550
Balance (in Shares) at Jun. 30, 2020	49,471,817
Balance at Dec. 31, 2019	$ 92		238,992	4	(541)	(203,564)	4	34,983
Balance (in Shares) at Dec. 31, 2019	33,670,926
Net loss						(72,704)		(72,704)
Other comprehensive loss					100		(4)	96
Total comprehensive loss					100	(72,704)	(4)	(72,608)
Issuance of ordinary shares in a secondary offering, net of issuance expenses of $10,902	$ 72		132,776					132,848
Issuance of ordinary shares in a secondary offering, net of issuance expenses of $10,902 (in Shares)	24,677,084
Exercise of options	$ 2		648					650
Exercise of options (in Shares)	652,143
Share-based compensation			2,864					2,864
Balance at Dec. 31, 2020	$ 166		375,280		(441)	(276,268)		98,737
Balance (in Shares) at Dec. 31, 2020	59,000,153
Balance at Mar. 31, 2020	$ 92		239,897		(541)	(214,166)		25,282
Balance (in Shares) at Mar. 31, 2020	33,696,582
Net loss						(15,055)		(15,055)
Total comprehensive loss						(15,055)		(15,055)
Exercise of options	$ 1		140					141
Exercise of options (in Shares)	441,901
Issuance of ordinary shares in a secondary offering, net of issuance expenses of $1,000	$ 44		63,816					63,860
Issuance of ordinary shares in a secondary offering, net of issuance expenses of $1,000 (in Shares)	15,333,334
Share-based compensation			322					322
Balance at Jun. 30, 2020	$ 137		304,175		(541)	(229,221)		74,550
Balance (in Shares) at Jun. 30, 2020	49,471,817
Balance at Dec. 31, 2020	$ 166		375,280		(441)	(276,268)		98,737
Balance (in Shares) at Dec. 31, 2020	59,000,153
Net loss						(39,330)		(39,330)
Other comprehensive loss				(25)				(25)
Total comprehensive loss				(25)		(39,330)		(39,355)
Exercise of options	$ 1		555					556
Exercise of options (in Shares)	271,359
Equity component of convertible senior notes, net of tax and issuance costs			1,683					1,683
Share-based compensation			2,463					2,463
Balance at Jun. 30, 2021	$ 167		379,981	(25)	(441)	(315,598)		64,084
Balance (in Shares) at Jun. 30, 2021	59,271,512
Balance at Mar. 31, 2021	$ 167		378,478		(441)	(294,307)		83,897
Balance (in Shares) at Mar. 31, 2021	59,247,838
Net loss						(21,291)		(21,291)
Other comprehensive loss				(25)				(25)
Total comprehensive loss				(25)		(21,291)		(21,316)
Exercise of options		[1]	54					54
Exercise of options (in Shares)	23,674
Equity component of convertible senior notes, net of tax and issuance costs
Share-based compensation			1,449					1,449
Balance at Jun. 30, 2021	$ 167		$ 379,981	$ (25)	$ (441)	$ (315,598)		$ 64,084
Balance (in Shares) at Jun. 30, 2021	59,271,512

[1]	represents an amount lower than 1 USD